Subsequent events	6 Months Ended
Sep. 30, 2024
Subsequent events
Subsequent events

14   Subsequent events

On 14 November 2024, Vodafone Group Plc announced that it will commence the third tranche of a share repurchase programme of ordinary shares up to a maximum consideration of €500 million ending no later than 3 February 2025.